INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2018	Amount	Amortization	Net
	$	$	$
Technical know-how	2,369	(1,458)	911
Computer software	25,882	(11,890)	13,992
Total intangible assets, net	28,251	(13,348)	14,903

	Gross
	Carrying	Accumulated
At December 31, 2017	Amount	Amortization	Net
	$	$	$
Technical know-how	2,334	(1,371)	963
Computer software	20,883	(10,860)	10,023
Total intangible assets, net	23,217	(12,231)	10,986